Securities - Schedule of Net Gains and Losses on Equity Investments Recognized in Earnings and Portion of Unrealized Gains and Losses for Period that Relates to Equity Investments (Details) - USD ($)
$ in Thousands
12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Investments Debt And Equity Securities [Abstract]
Less: Net gains realized on the sale of equity securities during the period		$ 6
Unrealized gains (losses) recognized in equity securities held at December 31	$ 186	(51)
Net gains (losses) recognized on equity securities during the year	$ 186	$ (57)	$ 121